STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Additional paid-in capital [Member]	Treasury stock, at cost [Member]	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Total equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2021	$ 730	$ 471,173	$ (243,023)	$ (455)	$ 141,568	$ 369,993	$ 0	$ 369,993
Balance, shares at Dec. 31, 2021	45,871,957
Repurchase of ordinary shares	$ 0	0	(60,276)	0	0	(60,276)	0	(60,276)
Repurchase of ordinary shares, shares	(2,269,919)
Issuance of shares upon exercise of share options and vesting of restricted shares units	$ 2	2,032	0	0	0	2,034	0	2,034
Issuance of shares upon exercise of share options and vesting of restricted shares units,shares	704,853
Share-based compensation	$ 0	24,963	0	0	0	24,963	1,284	26,247
Other comprehensive income, net of tax	0	0	0	(4,389)	0	(4,389)	0	(4,389)
Issuance of Preferred A shares in subsidiary	0	0	0	0	0	0	35,000	35,000
Net Income (Loss)	0	0	0	0	(166)	(166)	0	(166)
Balance at Dec. 31, 2022	$ 732	498,168	(303,299)	(4,844)	141,402	332,159	36,284	368,443
Balance, shares at Dec. 31, 2022	44,306,891
Repurchase of ordinary shares	$ 0	0	(62,450)	0	0	(62,450)	0	(62,450)
Repurchase of ordinary shares, shares	(3,361,965)
Issuance of shares upon exercise of share options and vesting of restricted shares units	$ 10	361	0	0	0	371	0	371
Issuance of shares upon exercise of share options and vesting of restricted shares units,shares	753,950
Share-based compensation	$ 0	30,680	0	0	0	30,680	2,899	33,579
Other comprehensive income, net of tax	0	0	0	4,921	0	4,921	0	4,921
Net Income (Loss)	0	0	0	0	(21,590)	(21,590)	0	(21,590)
Balance at Dec. 31, 2023	$ 742	529,209	(365,749)	77	119,812	284,091	39,183	$ 323,274
Balance, shares at Dec. 31, 2023	41,698,876							41,698,876
Repurchase of ordinary shares	$ 0	0	(839)	0	0	(839)	0	$ (839)
Repurchase of ordinary shares, shares	(52,688)
Issuance of shares upon exercise of share options and vesting of restricted shares units	$ 12	(9)	0	0	0	3	0	3
Issuance of shares upon exercise of share options and vesting of restricted shares units,shares	908,414
Share-based compensation	$ 0	25,954	0	0	0	25,954	1,619	27,573
Other comprehensive income, net of tax	0	0	0	1,026	0	1,026	0	1,026
Net Income (Loss)	0	0	0	0	6,038	6,038	0	6,038
Balance at Dec. 31, 2024	$ 754	$ 555,154	$ (366,588)	$ 1,103	$ 125,850	$ 316,273	$ 40,802	$ 357,075
Balance, shares at Dec. 31, 2024	42,554,602							42,554,602